Shareholders' equity - Share capital (Details)							12 Months Ended
	Aug. 31, 2023 EUR (€) € / shares shares	Jun. 15, 2022 EUR (€) € / shares	Oct. 01, 2021 item	Sep. 27, 2021 EUR (€) item € / shares	Jun. 28, 2021 EUR (€) € / shares shares	Jan. 10, 2021 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares shares		Dec. 31, 2022 EUR (€) € / shares shares		Dec. 31, 2021 EUR (€) € / shares shares		Dec. 08, 2023 € / shares	Dec. 31, 2020 € / shares shares
Shareholders' equity
Share capital							€ 30,587,000		€ 9,366,000		€ 25,426,000
Number of fully authorized, subscribed and paid up shares | shares							52,115,807
Nominal value | € / shares							€ 0.01
Number of shares issued during the period | shares	9,618,638
Subscription price per share | € / shares	€ 3.18
Proceeds from issuing shares	€ 30,600,000
Payments for share issue costs	2,500,000
Net proceeds from issuing shares	€ 28,000,000.0						€ 28,079,000	[1]	8,827,000	[1]	25,475,000	[1]
ATM
Shareholders' equity
Share capital							€ 9,400,000
Number of shares issued during the period | shares							1,260,618
AGA 2019-1
Shareholders' equity
Nominal value | € / shares					€ 0.01
AGA 2022
Shareholders' equity
Share capital							€ 3,630
Share capital
Shareholders' equity
Share capital							€ 96,000		€ 13,000		€ 22,000
Number of fully authorized, subscribed and paid up shares | shares							52,115,807		42,134,169		40,873,551			38,630,261
Nominal value | € / shares							€ 0.01		€ 0.01		€ 0.01		€ 0.01	€ 0.01
Number of shares issued during the period | shares							9,618,638		1,260,618		2,214,190
Share capital | ATM
Shareholders' equity
Share capital		€ 12,606		€ 20,833		€ 1,309
Nominal value | € / shares		€ 0.01		€ 0.01		€ 0.01
Number of ATM emissions | item			2	2
Share capital | AGA Bonus Plans
Shareholders' equity
Number of shares issued during the period | shares					29,100
Share capital | AGA 2019-1
Shareholders' equity
Share capital					€ 291
Nominal value | € / shares					€ 0.01
Premiums related to share capital
Shareholders' equity
Share capital							€ 30,491,000		€ 9,354,000		€ 25,404,000
Premiums related to share capital | ATM
Shareholders' equity
Share capital		€ 9,353,504		€ 25,556,803		€ 1,615,584

[1]	Including subscriptions to BSA share warrants for €2 thousand, €0 thousand, and €49 thousand for the period ended December 31, 2023, December 31, 2022, and December 31, 2021 respectively.